Finance Income (Details) - Schedule of finance income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Finance Income Abstract
Interest on term deposits	S/ 1,884	S/ 834	S/ 2,243
Interest on accounts receivable	1,090	898	204
Tax interest		1,015
Other finance income	332	144	529
Total finance income	S/ 3,306	S/ 2,891	S/ 2,976